Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 7 - Subsequent Events:

In November 2012, the Company announced for the sale of the operations of BridgeQuest, Inc. in the amount of $20 thousands. The sale is part of a series of actions over the last year intended to shed less profitable business units of BluePhoenix